                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             DISTRIBUTION IN DOLLARS

------------------------------------------------------------------------------------------------------------------------------------
CLASS        ORIGINAL      BEGINNING PRINCIPAL    PRINCIPAL       INTEREST         TOTAL      REALIZED  DEFERRED    ENDING PRINCIPAL
            FACE VALUE           BALANCE                                                       LOSSES   INTEREST         BALANCE
------------------------------------------------------------------------------------------------------------------------------------
  A1       330,000,000.00      270,919,995.79   43,397,531.42   1,212,366.98   44,609,898.40    0.00      0.00        227,522,464.37
------------------------------------------------------------------------------------------------------------------------------------
  A2       270,000,000.00      270,000,000.00            0.00   1,208,250.00    1,208,250.00    0.00      0.00        270,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
  A3       399,000,000.00      399,000,000.00            0.00   1,775,550.00    1,775,550.00    0.00      0.00        399,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
  A4       138,580,000.00      138,580,000.00            0.00     618,990.67      618,990.67    0.00      0.00        138,580,000.00
------------------------------------------------------------------------------------------------------------------------------------
 CERT       26,460,000.00       26,460,000.00            0.00     120,613.50      120,613.50    0.00      0.00         26,460,000.00
------------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,164,040,000.00    1,104,959,995.79   43,397,531.42   4,935,771.15   48,333,302.57    0.00      0.00      1,061,562,464.37
------------------------------------------------------------------------------------------------------------------------------------

                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

------------------------------------------------------------------------------------------------------------------------------------
CLASS            CUSIP         BEGINNING          PRINCIPAL          INTEREST          TOTAL            ENDING            CURRENT
                               PRINCIPAL                                                               PRINCIPAL      PASS-THRU RATE
------------------------------------------------------------------------------------------------------------------------------------
  A1               N/A        820.96968421      131.50767097        3.67383933      135.18151030      689.46201324      5.370000%
------------------------------------------------------------------------------------------------------------------------------------
  A2           161445AA9    1,000.00000000        0.00000000        4.47500000        4.47500000    1,000.00000000      5.370000%
------------------------------------------------------------------------------------------------------------------------------------
  A3           161445AB7    1,000.00000000        0.00000000        4.45000000        4.45000000    1,000.00000000      5.340000%
------------------------------------------------------------------------------------------------------------------------------------
  A4           161445AC5    1,000.00000000        0.00000000        4.46666669        4.46666669    1,000.00000000      5.360000%
------------------------------------------------------------------------------------------------------------------------------------
 CERT          161445AD3    1,000.00000000        0.00000000        4.55833333        4.55833333    1,000.00000000      5.470000%
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                        949.24572677       37.28182143        4.24020751       41.52202894      911.96390534
------------------------------------------------------------------------------------------------------------------------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

                                   Kirk Dodson
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                                   600 Travis
                              Houston, Texas 77002
                    Tel: (713) 216-7947 / Fax: (713) 216-4880
                           Email:kirk.dodson@chase.com

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of JP Morgan Chase Bank, National Association, as registrant filed with the Securities and Exchange Commission on June 16, 2006


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                         STATEMENT TO CERTIFICATEHOLDERS

                                Beginning Collection Period                            07/01/06
                                Ending Collection Period                               07/31/06
                                Beginning Interest Accrual Period                      07/15/06
                                Ending Interest Accrual Period                         08/14/06
                                Determination Date                                     08/10/06
                                Record Date                                            08/14/06
                                Payment Date                                           08/15/06

I.    Servicing Fee                                                                  971,029.75
      Servicing Fee per $1000                                                        0.79393180

II.   Administration Fee                                                               1,000.00
      Administration Fee per $1000                                                   0.00081762

III.  Initial Number of Accounts                                                         71,888
      Initial Pool Balance                                                     1,223,064,435.42
      Less: Initial Yield Supplement Overcollateralization Amount                 47,257,975.12
      Initial Adjusted Pool Balance                                            1,175,806,460.30

      Number of Accounts at the beginning of the Collection Period                       70,545
      Pool Balance at the beginning of the Collection Period                   1,165,235,702.38
      Less: Initial Yield Supplement Overcollateralization Amount                 44,734,533.30
      Adjusted Pool Balance at the beginning of the Collection Period          1,120,501,169.08
      Adjusted Pool Factor at the beginning of the Collection Period                     0.9530

      Number of Accounts at the end of the Collection Period                             69,383
      Pool Balance at the end of the Collection Period                         1,121,634,332.19
      Less: Yield Supplement Overcollateralization Amount                         42,909,887.24
      Adjusted Pool Balance at the end of the Collection Period                1,078,724,444.95
      Adjusted Pool Factor at the end of the Collection Period                           0.9174

IV.   Repurchase Amounts for Repurchased Receivable
      By Seller                                                                            0.00
      By Servicer                                                                          0.00
      TOTAL                                                                                0.00

V.    Realized Net Losses for Collection Period                                       34,801.70

VI.   Total Distribution Amount                                                   49,305,332.32
      Servicing Fee                                                                  971,029.75
      Administration Fee                                                               1,000.00
      Noteholders Distribution Amount                                             48,212,689.07
      Certficateholders Distribution Amount                                          120,613.50
      Distribution to Class R Certificates                                                 0.00


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             MONTHLY SERVICER REPORT

I. Available Amount in the Collection Account
            A. Credits
                                    1. Payments from Obligors Applied to Collection Period
                                                a. Principal Payments                         43,561,279.56
                                                b. Other Interest Payments                     5,738,763.83
                                                c. Total                                      49,300,043.39

                                    2. Proceeds from Repurchased Receivables
                                                a. Principal Payments (Current Period)                 0.00
                                                b. Interest Payments (Current Period)                  0.00
                                                c. Total                                               0.00

                                    3. Recovery of Defaulted Receivables                           5,288.93

                                    4. Advance Recoveries Before Cut-off Date
                                                a. Principal                                       4,605.30
                                                b. Interest                                            0.00
                                                c. Total                                           4,605.30

                                    5. Net Adjustments                                                 0.00

                                    6. Total Credits                                          49,309,937.62

            B. Debits

                                    1. Advance Recovery Amount
                                                a. Principal                                       4,605.30
                                                b. Interest                                            0.00
                                                c. Total                                           4,605.30

                                    2. Reversal of Defaulted Contracts                                 0.00

                                    3. Total Debits                                                4,605.30

            C. Total Available Amount (Lines A-B)                                             49,305,332.32

II. Monthly Disbursements

            A. Servicing Fee
                                    a. Monthly Servicing Fee                                     971,029.75
                                                b. Unpaid Monthly Servicing Fee                        0.00
                                                c. Total                                         971,029.75

            B. Administrative Fee
                                    a. Monthly Administration Fee                                  1,000.00
                                    b. Unpaid Monthly Administration Fee                               0.00
                                    c. Total                                                       1,000.00


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             MONTHLY SERVICER REPORT

            C. Noteholders' Interest Distributable Amount
                     Class A-1 Monthly Interest                                                1,212,366.98
                     Class A-1 Carryover Shortfall                                                     0.00
                     Class A-1 Total                                                           1,212,366.98
                     Class A-2 Monthly Interest                                                1,208,250.00
                     Class A-2 Carryover Shortfall                                                     0.00
                     Class A-2 Total                                                           1,208,250.00
                     Class A-3 Monthly Interest                                                1,775,550.00
                     Class A-3 Carryover Shortfall                                                     0.00
                     Class A-3 Total                                                           1,775,550.00
                     Class A-4 Monthly Interest                                                  618,990.67
                     Class A-4 Carryover Shortfall                                                     0.00
                     Class A-4 Total                                                             618,990.67
                     Total for Notes Monthly Interest                                          4,815,157.65
                     Total for Notes Carryover Shortfall                                               0.00
                     Total for Notes Total                                                     4,815,157.65

            D. Certificateholders' Interest Distributable Amount
                     Certificate Monthly Interest                                                120,613.50
                     Certificate Carryover Shortfall                                                   0.00
                     Certificate Total                                                           120,613.50
                     Total for Certificates Monthly Interest                                     120,613.50
                     Total for Certificates Carryover Shortfall                                        0.00
                     Total for Certificates Total                                                120,613.50

            E. Noteholders' Principal Distributable Amount
                     Class A-1 Monthly Principal                                              43,397,531.42
                     Class A-1 Carryover Shortfall                                                     0.00
                     Class A-1 Total                                                          43,397,531.42
                     Class A-2 Monthly Principal                                                       0.00
                     Class A-2 Carryover Shortfall                                                     0.00
                     Class A-2 Total                                                                   0.00
                     Class A-3 Monthly Principal                                                       0.00
                     Class A-3 Carryover Shortfall                                                     0.00
                     Class A-3 Total                                                                   0.00
                     Class A-4 Monthly Principal                                                       0.00
                     Class A-4 Carryover Shortfall                                                     0.00
                     Class A-4 Total                                                                   0.00
                     Total for Notes Monthly Principal                                        43,397,531.42
                     Total for Notes Carryover Shortfall                                               0.00
                     Total for Notes Total                                                    43,397,531.42

            F. Certificateholders' Principal Distributable Amount
                     Certificate Monthly Principal                                                     0.00
                     Certificate Carryover Shortfall                                                   0.00
                     Certificate Total                                                                 0.00
                     Total for Certificates Monthly Principal                                          0.00
                     Total for Certificates Carryover Shortfall                                        0.00


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             MONTHLY SERVICER REPORT

                        Total for Certificates Total                                                   0.00

            G. Total Disbursements                                                            49,305,332.32

III. Payment Deficiency Amount

            A. Scheduled Disbursements (items 1 through 5 in Waterfall Distribution)           5,907,800.90
            B. Available Amount                                                               49,305,332.32
            C. Payment Deficiency Amount (max of lines A-B and 0)                                      0.00

IV. Pool Balance Reduction Allocation for Collection Period
            A. Beginning Pool Balance                                                      1,165,235,702.38

            B. Pool Balance Reduction
                        1. Available Principal
                                    a. Principal Payments                                     43,561,279.56
                                    b. From Repurchased Receivables                                    0.00
                                    c. Total                                                  43,561,279.56

                        2. From Defaulted Receivables                                             40,090.63

                        3. Total Pool Balance Reduction                                       43,601,370.19

            C. Ending Pool Balance                                                         1,121,634,332.19

            D. Allocations
                        1. Monthly Principal Allocation
                                    a. Notes                                                  43,397,531.42
                                    b. Certificates                                                    0.00


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             MONTHLY SERVICER REPORT

V. Delinquency and Defaults

            A. Delinquency

                             Group Totals
                        --------------------------------------------------------
                            Period       Number     Delinquency      Principal
                                                       Amount         Balance
                        --------------------------------------------------------
                          30-59 days       352       254,589.19     6,225,973.08
                        --------------------------------------------------------
                          60-89 days       79         95,367.73     1,536,188.32
                        --------------------------------------------------------
                         90-119 days       24         41,378.13       469,384.63
                        --------------------------------------------------------
                         120-149 days       0              0.00             0.00
                        --------------------------------------------------------
                         150-179 days       0              0.00             0.00
                        --------------------------------------------------------
                         180-209 days       0              0.00             0.00
                        --------------------------------------------------------
                         210-239 days       0              0.00             0.00
                        --------------------------------------------------------
                          240+ days         0              0.00             0.00
                        --------------------------------------------------------
                            Total          455       391,335.05     8,231,546.03
                        --------------------------------------------------------

            B. Principal amount of loans in defaulted receivables                                 40,090.63

            C. Delinquency Percentage
                        1. Outstanding principal balance for delinquency >= 60 days            2,005,572.95
                        2. Pool Principal Ending Balance                                   1,121,634,332.19
                        3. Delinquency Percentage                                                0.17880809%

            D. Net Loss Ratio for Current Period:
                        1. Principal Balance of Defaulted Receivables                             40,090.63
                        2. Principal Recoveries on Defaulted Receivables                           5,288.93
                        3. Average Pool Balance for Collection Period                      1,143,435,017.29
                        4. Net Loss Ratio for Current Period (12*(1-2)/3)                        0.03652332%

            Weighted Average Coupon                                                                  6.0263%

            Weighted Average Original Maturity (Months)                                             47.0000

            Weighted Average Remaining Maturity (Months)                                            44.6402

VI. Calculation of Target Overcollateralization Amount
                        Greater of:
                                    (A) 2.00% of Ending Adjusted Pool Balance                 21,574,488.90
                                    (B) 0.50% of Original Adjusted Pool Balance                5,879,032.30
            Target Overcollateralization Amount:                                              21,574,488.90


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             MONTHLY SERVICER REPORT

VII. Calculation of Priority Principal Distribution Amount
                        Beginning Note Balance                                             1,078,499,995.79
                        Less: Ending Adjusted Pool Balance                                 1,078,724,444.95

                        Priority Principal Distribution Amount:                                        0.00

VIII. Calculation of Target Principal Distribution Amount
                        Beginning Note Balance and Certificate Balance                     1,104,959,995.79
                        Less:
                                    Ending Adjusted Pool Balance                           1,078,724,444.95
                                    Less: Target Overcollateralization Amount                 21,574,488.90

                        Target Principal Distribution Amount:                                 47,810,039.74

IX. Calculation of Regular Principal Distribution Amount
                        Target Principal Distribution Amount                                  47,810,039.74
                        Less: Priority Principal Distribution Amount                                   0.00

                        Regular Principal Distribution Amount:                                47,810,039.74

X. Calculation of Noteholders' Principal Distribution Amount
                        (X)Beginning Note Balance                                          1,078,499,995.79
                        Less: the lesser of:
                                    (A) 93.25% of the End. Adj. Pool Bal                   1,005,910,544.92
                                    (B) the difference of (i) the End.Adj. Pool Balance
                                    and (ii) the Target OC Amount                          1,057,149,956.05

                        Noteholders' Principal Distribution Amount                            72,589,450.87

XI Calculation of Certificateholders' Principal Distribution Amount
                        Target Principal Distribution Amount                                  47,810,039.74
                        Less: Noteholders' Principal Distribution Amount                      47,810,039.74

                        Certificateholders' Principal Distribution Amount:                             0.00


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                 August 15, 2006

                             MONTHLY SERVICER REPORT

XII. Distribution Waterfall

                        Total Available Collections                                           49,305,332.32
                                    1. Less Servicer Fee                                         971,029.75
                                    2. Less Administration Fee                                     1,000.00
                        Total Available to Trust                                              48,333,302.57
                                    3. Less Note Interest Distribution                         4,815,157.65
                                    4. Less Available Priority Payment                                 0.00
                                    5. Less Certificate Interest Distribution                    120,613.50
                                    6. Less Available Regular Principal Distribution          43,397,531.42
                                    7. Distribution to Class R Certificate                             0.00


JPMorgan  [LOGO]        Copyright 2005 JPMorgan Chase & Co. All rights reserved.